STATEMENTS OF OPERATIONS - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Income Statement [Abstract]
Operating and formation costs	$ 6,276	$ 1,005,498
Loss from operations	(6,276)	(1,005,498)
Other income:
Change in fair value of warrants		4,377,600
Loss on initial issuance of private warrants		(2,599,200)
Change in fair value of conversion option liability		11,835
Interest expense - debt discount		(1,826)
Transaction costs allocated to warrant liabilities		(30,212)
Interest earned on investments held in Trust Account		30,739
Total other (expense) income, net		1,788,935
Net income (loss)	$ (6,276)	$ 783,438
Basic weighted average shares outstanding, ordinary shares (in Shares)	3,000,000	16,820,548
Diluted weighted average shares outstanding, ordinary shares (in Shares)	3,000,000	16,834,110
Basic net income (loss) per ordinary share	$ 0.00	$ 0.05
Diluted net income (loss) per ordinary share	$ 0.00	$ 0.05